                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-C monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JAN-07

DAIMLERCHRYSLER AUTO TRUST 2006-C
MONTHLY SERVICER'S CERTIFICATE (KT)                                  PAGE 1 OF 2


Payment Determination Statement Number           3
Distribution Date                        08-Jan-07
Record Date                              05-Jan-07

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        01-Dec-06           31-Dec-06
Accrual Period            08-Dec-06           07-Jan-07
30/360 Days                      30
Actual/360 Days                  31

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period          116,121    $1,994,379,755.30
Collections of Installment Principal                       39,161,075.17
Collections Attributable to Full Payoffs                   24,617,909.40
Principal Amount of Repurchases                                41,958.33
Principal Amount of Gross Losses                            1,852,091.76
                                                       -----------------
Pool Balance - End of Period(EOP)           113,727    $1,928,706,720.64
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $2,200,000,784.63
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 87.67%
Ending Overcollateralization(O/C) Amount                      $  179,646,549.91
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             110.271%
Cumulative Net Losses                                         $    1,548,896.29
Net Loss Ratio (3 mos weighted avg.)                                      0.297%
Cumulative Recovery Ratio                                                40.216%

Delinquency Information:(1)      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------   -------------   ------------------   -------------
31-60 Days Delinquent         17,905,195.32         0.928%             1,053
61-90 Days Delinquent          2,216,316.92         0.115%               107
91-120 Days Delinquent           127,708.03         0.007%                 9
121 Days or More Delinquent       15,571.47         0.001%                 1
Repossessions                  3,608,527.56         0.187%               173

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,968,123.98
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.21316%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.193%         6.209%
Weighted Average Remaining Term (months)       49.88          50.71
Weighted Average Seasoning (months)            14.82          13.94

CASH SOURCES
   Collections of Installment Principal       $   39,161,075.17
   Collections Attributable to Full Payoffs       24,617,909.40
   Principal Amount of Repurchases                    41,958.33
   Recoveries on Loss Accounts                       738,813.93
   Collections of Interest                         9,722,377.76
   Investment Earnings                               260,638.84
   Reserve Account                                 5,067,250.00
                                              -----------------
   TOTAL SOURCES                              $   79,610,023.43
                                              =================
CASH USES
   Servicer Fee                               $    1,661,983.13
   A Note Interest                                 7,548,164.96
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   258,906.67
   Reserve Fund                                    5,067,250.00
   Regular Principal Distribution Amount          65,073,718.67
   Distribution to Certificateholders                      0.00
                                              -----------------
   TOTAL CASH USES                            $   79,610,023.43
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   79,610,023.43
Investment Earnings in Trust Account                (260,638.84)
Daily Collections Remitted                       (71,663,394.87)
Cash Reserve in Trust Account                     (5,067,250.00)
Servicer Fee (withheld)                           (1,661,983.13)
O/C Release to Seller                                      0.00
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT        $      956,756.59
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,928,706,720.64
Yield Supplement O/C Amount                     (119,268,292.32)
                                              -----------------
Adjusted Pool Balance                         $1,809,438,428.32
Total Securities                              $1,749,060,170.73
                                              -----------------
Adjusted O/C Amount                           $   60,378,257.59
Target Overcollateralization Amount           $   90,471,921.42
O/C Release Period?                                          No
O/C Release                                   $            0.00

                                                                                            Principal
                                                                              Principal        per         Interest     Interest
NOTES                                Beginning Balance    Ending Balance       Payment      $1000 Face     Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -----------  -------------  ----------
Class A-1 504,000,000.00 @ 5.33399%     291,233,889.40     226,160,170.73   65,073,718.67  129.1145212   1,337,683.29   2.6541335
Class A-2 560,000,000.00 @ 5.25%        560,000,000.00     560,000,000.00            0.00    0.0000000   2,450,000.00   4.3750000
Class A-3 503,000,000.00 @ 5.02%        503,000,000.00     503,000,000.00            0.00    0.0000000   2,104,216.67   4.1833333
Class A-4 399,100,000.00 @ 4.98%        399,100,000.00     399,100,000.00            0.00    0.0000000   1,656,265.00   4.1500000
Class B 60,800,000.00 @ 5.11%            60,800,000.00      60,800,000.00            0.00    0.0000000     258,906.67   4.2583334
                                     -----------------  -----------------  --------------               -------------
   Total Notes                       $1,814,133,889.40  $1,749,060,170.73  $65,073,718.67               $7,807,071.63
                                     =================  =================  ==============               =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31